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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:           12/31/1998
                                                      -------------------------
     Check here if Amendment[   ]:  Amendment Number:
                                                      -------------------------

     This Amendment (Check only one):
     [   ] is a restatement
     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LONGVIEW MANAGEMENT GROUP, LLC
         ----------------------------------------------------------------------
Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL 60601
         ----------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Form 13F File Number 28-
                          -----------------------------------------------------

               The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:     Charles Goodman
          ---------------------------------------------------------------------
Title:    President
          ---------------------------------------------------------------------
Phone:    312-236-6300
          ---------------------------------------------------------------------

Signature, Place, and Date of Signing:
\S\ Charles Goodman
-------------------------------------------------------------------------------
(Signature)

Chicago, Illinois
-------------------------------------------------------------------------------
(City, State)
May 10, 1999
-------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[ x ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.  (If there are no entries in this list, omit this section.)
Form 13F File Number 28-
                         ------------------------------------------------------
Name
      -------------------------------------------------------------------------
(Repeat as necessary.)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Manager:
         None
         -------- -------------------------------------------------------------

Form 13F Information Table Entry Total:
         122
         --------- ------------------------------------------------------------

Form 13F Information Table Value Total:
                   $    62,677 (thousands)
              -----------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:
                         Provide a  numbered  list of the  name(s)  and Form 13F
                    file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.       None
          ---------------------------------------------------------------------
Form 13F File Number 28-
                         ------------------------------------------------------
Name
          ---------------------------------------------------------------------
(Repeat as necessary.)

                               13F HOLDINGS REPORT
                                    12/31/98

     Column 1:                       Column 2: Column 3: Column 4:         Column 5:    Column 6:    Column 7:      Column 8:
                                                                                    Investment Discr          Voting Authority
                                                           FAIR            SHARES OR
     NAME OF                         TITLE OF   CUSIP     MARKET           PRINCIPLE                  OTHER
      ISSUER                          CLASS    NUMBER     VALUE             AMOUNT SOLE SHARED OTHER MANAGERS SOLE SHARED NONE

AT & T CORP                           Stock   001957109     245     3,234  SH     X                            3,234
ASA LTD                               Stock   002050102      16     1,000  SH     X                            1,000
ABBOTT LABORATORIES                   Stock   002824100     542    11,053  SH     X                           11,053
AETNA INC                             Stock   008117103   1,807    22,977  SH     X                           22,977
AIRTOUCH COMM INC                     Stock   00949T100     935    12,911  SH     X                           12,911
ALBERTSONS INC                        Stock   013104104      64     1,000  SH     X                            1,000
ALLEGIANCE CORP                       Stock   017475104       0         1  SH     X                                1
ALLIED PRODUCTS CORP                  Stock   019411107       4       564  SH     X                              564
ALLIED SIGNAL                         Stock   019512102     177     4,000  SH     X                            4,000
ALLSTATE CORPORATION                  Stock   020002101     143     3,708  SH     X                            3,708
ALLTEL CORP                           Stock   020039103     144     2,411  SH     X                            2,411
ALUMINUM COMPANY OF AMERICA           Stock   022249106       0         6  SH     X                                6
AMBAC FINANCIAL GRP. INC              Stock   023139108       5        90  SH     X                               90
AMERADA HESS                          Stock   023551104       3        69  SH     X                               69
AMERICAN EXPRESS                      Stock   025816109       7        66  SH     X                               66
AMERICAN HOME PRODUCTS                Stock   026609107      83     1,477  SH     X                            1,477
AMERICAN INTL GROUP                   Stock   026874107     301     3,118  SH     X                            3,118
AMOCO CORP                            Stock   031905102      19       319  SH     X                              319
APPLIED MATERIALS INC                 Stock   038222105     460    10,787  SH     X                           10,787
ARCHER DAN MIDLAND                    Stock   039483102      33     1,915  SH     X                            1,915
ARMSTRONG WORLD INDUS                 Stock   042476101      48       800  SH     X                              800
ASSOCIATES 1ST CAPITAL CLASS A        Stock   046008108      22       524  SH     X                              524
ATLANTIC RICHFIELD                    Stock   048825103       3        39  SH     X                               39
BANK ONE CORP                         Stock   06423A103  25,313   495,727  SH     X                          495,727
BAUSCH & LOMB INC                     Stock   071707103      66     1,100  SH     X                            1,100
BAXTER INTERNATIONAL                  Stock   071813109     155     2,403  SH     X                            2,403
BLACK & DECKER MFG CO                 Stock   091797100      67     1,200  SH     X                            1,200
BOEING CO                             Stock   097023105     778    23,846  SH     X                           23,846
BRISTOL MYERS SQUIBB CO               Stock   110122108      60       448  SH     X                              448
BURLINGTON NTHRN SANTA FE             Stock   12189T104   1,224    35,738  SH     X                           35,738
BURLINGTON RESOURCES                  Stock   122014103     692    19,327  SH     X                           19,327
CANADIAN PACIFIC LTD NEW              Stock   135923100      19     1,000  SH     X                            1,000
CATELLUS DEVELOPMENT CORP             Stock   149111106      60     4,196  SH     X                            4,196
CERIDIAN CORP                         Stock   15677T106      70     1,000  SH     X                            1,000
CHASE MANHATTAN CORP NEW              Stock   16161A108      96     1,346  SH     X                            1,346
CHEMFIRST INC                         Stock   16361A106       8       400  SH     X                              400
COCA COLA                             Stock   191216100      49       729  SH     X                              729
COMINCO LTD                           Stock   200435105      10       909  SH     X                              909
COMPAQ COMPUTER CORP                  Stock   204493100     488    11,608  SH     X                           11,608
COMPUTER ASSOC INTL                   Stock   204912109     791    18,562  SH     X                           18,562
COX COMM. INC CLASS A                 Stock   224044107       1        19  SH     X                               19
CRESTLINE CAPITAL CORP                Stock   226153104       5       320  SH     X                              320
DAIN RAUSCHER CORP                    Stock   233856103      13       450  SH     X                              450
DAWSON GEOPHYSICAL CO                 Stock   239359102       7     1,000  SH     X                            1,000
DIAL CORP NEW                         Stock   25247D101      52     1,800  SH     X                            1,800
WALT DISNEY (HOLDING CO)              Stock   254687106      10       335  SH     X                              335
DOW CHEMICAL CO                       Stock   260543103       1         9  SH     X                                9
DUKE ENERGY CORP                      Stock   264399106     128     2,000  SH     X                            2,000
DUN & BRADSTREET (NEW)                Stock   26483B106      69     2,200  SH     X                            2,200
ESCO ELEC CORP TRUST RECP             Stock   269030201       9     1,000  SH     X                            1,000
EL PASO ENERGY CORP                   Stock   283905107     254     7,287  SH     X                            7,287
ELECTRONIC DATA SYS CORP              Stock   285661104       5        99  SH     X                               99
EMERSON ELECTRIC                      Stock   291011104   5,603    92,614  SH     X                           92,614
FED HOME LOAN MTG CORP                Stock   313400301     472     7,323  SH     X                            7,323
FANNIE MAE                            Stock   313586109   1,961    26,500  SH     X                           26,500
FINOVA GROUP INC                      Stock   317928109      49       900  SH     X                              900
FIRST DATA CORP                       Stock   319963104      64     2,000  SH     X                            2,000

TOTAL                                                    43,710   847,467                                    847,467


FORD MOTOR CO                         Stock   345370100      59     1,000  SH     X                            1,000
GC COMPANIES INC                      Stock   36155Q109      65     1,550  SH     X                            1,550
GTE CORP                              Stock   362320103      36       559  SH     X                              559
GENERAL DYNAMICS                      Stock   369550108     858    14,537  SH     X                           14,537
GENERAL ELECTRIC                      Stock   369604103     945     9,265  SH     X                            9,265
GILLETTE COMPANY                      Stock   375766102      12       260  SH     X                              260
HALLIBURTON COMPANY                   Stock   406216101       4       133  SH     X                              133
HARCOURT GENERAL, INC                 Stock   41163G101      53     1,000  SH     X                            1,000
HARRIS CORP                           Stock   413875105      37     1,000  SH     X                            1,000
HELLER FINANCIAL INC                  Stock   423328103      58     2,000  SH     X                            2,000
HEWLETT PACKARD CO                    Stock   428236103   1,097    16,054  SH     X                           16,054
HILTON HOTELS                         Stock   432848109   3,705   193,709  SH     X                          193,709
HOST MARRIOTT CORP NEW                Stock   44107P104      44     3,200  SH     X                            3,200
HUGHES SUPPLY INC                     Stock   444482103      33     1,125  SH     X                            1,125
IMATION CORPORATION                   Stock   45245A107      67     3,800  SH     X                            3,800
INTEL CORP                            Stock   458140100   2,204    18,593  SH     X                           18,593
INT'L BUSINESS MACHINES               Stock   459200101     267     1,446  SH     X                            1,446
JOHNSON AND JOHNSON                   Stock   478160104     891    10,627  SH     X                           10,627
KNIGHT RIDDER INC                     Stock   499040103      82     1,600  SH     X                            1,600
LAWTER INTL INC                       Stock   520786104      41     3,554  SH     X                            3,554
LEE ENTERPRISES                       Stock   523768109      69     2,200  SH     X                            2,200
LILLY ELI & CO                        Stock   532457108     106     1,188  SH     X                            1,188
LINCARE HLDGS INC                     Stock   532791100     121     2,973  SH     X                            2,973
LUCENT TECHNOLOGIES INC               Stock   549463107     232     2,110  SH     X                            2,110
MAYTAG CORP                           Stock   578592107   2,149    34,527  SH     X                           34,527
MCCORMICK & CO INC N VTG              Stock   579780206      74     2,200  SH     X                            2,200
MELLON BANK CORP                      Stock   585509102      41       600  SH     X                              600
MERCK & CO                            Stock   589331107     903     6,122  SH     X                            6,122
MINNESOTA MINING & MANUFACTURING      Stock   604059105       7        99  SH     X                               99
MINORCO SPONSORED ADR                 Stock   604340307      15     1,000  SH     X                            1,000
MOBIL CORP                            Stock   607059102      87     1,000  SH     X                            1,000
J.P. MORGAN                           Stock   616880100     228     2,169  SH     X                            2,169
MORGAN STANLEY, DEAN WITTER & CO      Stock   617446448      55       780  SH     X                              780
NCH CORP                              Stock   628850109      30       500  SH     X                              500
NCR CORP (NEW)                        Stock   62886E108       0         8  SH     X                                8
NORFOLK SOUTHERN                      Stock   655844108      20       633  SH     X                              633
OGE ENERGY CORP                       Stock   670837103       1        18  SH     X                               18
OCEAN ENERGY INC NEW                  Stock   674812201      45     7,005  SH     X                            7,005
J.C. PENNEY INC                       Stock   708160106     192     4,093  SH     X                            4,093
PEOPLES ENERGY                        Stock   711030106       1        20  SH     X                               20
PEPSICO INC                           Stock   713448108      30       726  SH     X                              726
PFIZER INC                            Stock   717081103     196     1,568  SH     X                            1,568
PHILLIP MORRIS COS                    Stock   718154107     975    18,226  SH     X                           18,226
PITNEY BOWES INC                      Stock   724479100     370     5,600  SH     X                            5,600
PLACER DOME INC                       Stock   725906101       0        20  SH     X                               20
POLAROID CORP                         Stock   731095105      30     1,600  SH     X                            1,600
PRIDE INTERNATIONAL INC               Stock   741932107       4       500  SH     X                              500
PROCTER & GAMBLE                      Stock   742718109     199     2,176  SH     X                            2,176
PROVIDIAN FINANCIAL CORP              Stock   74406A102      70       931  SH     X                              931
R.H. DONNELLEY CORP. NEW              Stock   74955W307       6       440  SH     X                              440
RALSTON PURINA GROUP                  Stock   751277302      77     2,400  SH     X                            2,400
SBC COMMUNICATIONS                    Stock   78387G103     107     2,000  SH     X                            2,000
SARA LEE CORP                         Stock   803111103      49     1,744  SH     X                            1,744
SCHLUMBERGER LTD                      Stock   806857108     576    12,419  SH     X                           12,419
SEAGRAM COMPANY LTD                   Stock   811850106      91     2,400  SH     X                            2,400
SEARS ROEBUCK & CO                    Stock   812387108      85     2,000  SH     X                            2,000
SOUTHERN COMPANY                      Stock   842587107      77     2,644  SH     X                            2,644
STERLING BANCORP                      Stock   859158107      11       500  SH     X                              500
SUPERVALU INC                         Stock   868536103      56     2,000  SH     X                            2,000
TELE COMMN INC CL A NEW               Stock   87924V101      77     1,400  SH     X                            1,400
TELE-COMMNS LTY MED SER A             Stock   87924V507      76     1,650  SH     X                            1,650
TEXTRON 2.08 CV PFD A                 Stock   883203200     305     1,000  SH     X                            1,000
TIMES MIRROR CL A (NEW)               Stock   887364107       1        25  SH     X                               25
TOSCO CORP                            Stock   891490302      18       678  SH     X                              678
TRICON GLBL RESTAURANTS               Stock   895953107       1        15  SH     X                               15
UNION PACIFIC CORP                    Stock   907818108       6       129  SH     X                              129
TOTAL                                                    18,426   419,046                                    419,046


UNION PACIFIC RES GRP INC             Stock   907834105      1        109  SH     X                              109
U S INDUSTRIES, INC (NEW)             Stock   912080108     66      3,600  SH     X                            3,600
UNIV HEALTH SERV CLASS B              Stock   913903100     57      1,100  SH     X                            1,100
VIAD CORP                             Stock   92552R109     55      1,800  SH     X                            1,800
VOLT INFO SCIENCES                    Stock   928703107     54      2,400  SH     X                            2,400
VULCAN MATERIALS CO                   Stock   929160109     29        220  SH     X                              220
WARNER LAMBERT COMPANY                Stock   934488107    271      3,600  SH     X                            3,600
WAVEPHORE INC                         Stock   943567107      8      1,042  SH     X                            1,042
TOTAL                                                      541     13,871                                     13,071